Share capital	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Share capital
Share capital

(a)	Authorized and issued
The Company’s authorized share capital is 571,428,571 common shares with a par value of $0.175 per share. The holders of common shares are entitled to receive dividends. Holders of common shares are allocated one vote per share, provided that, if the controlled shares of any shareholder or group of related shareholders constitute more than 9.09 percent of the outstanding common shares of the Company, their voting power will be reduced to 9.09 percent.
The Company may from time to time repurchase its securities, including common shares, Junior Subordinated Deferrable Debentures and Senior Notes. On February 5, 2014, the Board of Directors of the Company approved an increase in the Company's common share repurchase authorization to $500,000. This amount was in addition to the $1,774,436 of common shares repurchased by the Company through February 5, 2014 under its previously authorized share repurchase programs.
The Company has repurchased approximately 70,045,504 common shares for an aggregate purchase price of $2,231,301 from the inception of its share repurchase program to December 31, 2014. The Company had $43,135 remaining under its authorized share repurchase program as of December 31, 2014.
The Company expects the purchases under its share repurchase program to be made from time to time in the open market or in privately negotiated transactions. The timing, form and amount of the share repurchases under the program will depend on a variety of factors, including market conditions, the Company’s capital position relative to internal and rating agency targets, legal requirements and other factors. The repurchase program may be modified, extended or terminated by the Board of Directors at any time.
On November 30, 2012, the Company acquired all of the outstanding shares of Flagstone from a group of institutional and other investors. Pursuant to a merger agreement, the Company acquired all of Flagstone's outstanding common shares in exchange for the Company's common shares and cash. The Company issued 14,202,664 common shares, net of 87,725 shares withheld for income taxes, valued at $34.87 per share as partial consideration for the acquisition. In addition, 1,638,875 common shares recorded in treasury are owned by Validus UPS, Ltd., a wholly-owned subsidiary of the Company. As part of the Flagstone Acquisition, warrants to acquire Flagstone shares were converted into 121,942 warrants to acquire the Company's common shares. In accordance with the merger agreement, these warrants had a $62.02 strike price and expired without being exercised.
The following table is a summary of the common shares issued and outstanding:

Common Shares
Common shares issued, December 31, 2013	154,488,497
Restricted share awards vested, net of shares withheld	615,659
Restricted share units vested, net of shares withheld	10,265
Options exercised	412,656
Direct issuance of common stock	1,380
Performance shares vested, net of shares withheld	25,767
Common shares issued, December 31, 2014	155,554,224
Treasury shares, December 31, 2014	(71,684,379)
Common shares outstanding, December 31, 2014	83,869,845

Common Shares
Common shares issued, December 31, 2012	152,698,191
Restricted share awards vested, net of shares withheld	796,838
Restricted share units vested, net of shares withheld	14,381
Options exercised	351,509
Warrants exercised	591,480
Direct issuance of common stock	1,266
Performance shares vested, net of shares withheld	31,897
Deferred share units vested, net of shares withheld	2,935
Common shares issued, December 31, 2013	154,488,497
Treasury shares, December 31, 2013	(58,444,185)
Common shares outstanding, December 31, 2013	96,044,312

Common Shares
Common shares issued, December 31, 2011	134,503,065
Restricted share awards vested, net of shares withheld	1,572,634
Restricted share units vested, net of shares withheld	15,173
Options exercised	439,065
Warrants exercised	326,715
Direct issuance of common stock	15,841,539
Common shares issued, December 31, 2012	152,698,191
Treasury shares, December 31, 2012	(44,776,932)
Common shares outstanding, December 31, 2012	107,921,259

(b)	Warrants
The Company had total outstanding warrants as at December 31, 2014 of 5,174,114 (2013: 5,296,056), with each warrant providing the holder with the option to purchase a common share. No further warrants are anticipated to be issued.
The warrants may be settled using either the physical settlement or net-share settlement methods. The warrants have been classified as equity instruments, in accordance with U.S. GAAP guidance for “Derivatives and Hedging, Contracts in Entity’s own Equity.” The warrants were measured at fair value and recorded in additional paid-in capital.
The fair value of each warrant issued was estimated on the date of grant using the Black-Scholes option-pricing model. The volatility assumption used, of approximately 30.0%, was derived from the historical volatility of the share price of a range of publicly-traded Bermuda reinsurance companies of a similar business nature to the Company. No allowance was made for any potential illiquidity associated with the private trading of the Company’s shares. The other assumptions in the warrant-pricing model were as follows:

	July 24, 2007 Issuance	February 3, 2006 Issuance	December 15, 2005 Issuance
Warrants issued	256,409	8,593	8,446,727
Average strike price	$20.00	$17.50	$17.50
Volatility	30.0%	30.0%	30.0%
Risk-free rate	4.5%	4.5%	4.5%
Expected dividend yield	0.0%	0.0%	0.0%
Expected term (years)	8	10	10
Calculated fair value per warrant	$11.28	$8.89	$8.89

During the year ended December 31, 2014, no warrants were exercised, while 121,942 warrants related to the Flagstone Acquisition expired without being exercised. During the year ended December 31, 2013, 1,114,416 warrants were exercised which resulted in the issuance of 591,480 common shares. Holders of the outstanding warrants are entitled to exercise the warrant in whole or in part at any time until the expiration date.

(c)	Deferred share units
Under the terms of the Company’s Director Stock Compensation Plan, non-management directors may elect to receive their director retainer fees in deferred share units rather than cash. The number of share units distributed in case of election under the plan is equal to the amount of the annual retainer fee otherwise payable to the director on such payment date divided by 100% of the fair market value of a share on such payment date. Additional deferred share units are issued in lieu of dividends that accrue on these deferred share units. There were no outstanding deferred share units at December 31, 2014 (2013: nil).
As of February 16, 2013, John Hendrickson became an employee director. As a result, his 5,039 deferred share units vested and 2,935 common shares were issued to him, net of shares withheld for taxes.

(d)	Dividends
The Company announced four quarterly cash dividends of $0.30 per common share and $0.30 per common share equivalent for which each outstanding warrant is exercisable, during the year ended December 31, 2014 (2013: $0.30). These dividends were paid on March 31, 2014, June 30, 2014, September 30, 2014 and December 31, 2014 to holders of record on March 14, 2014, June 13, 2014, September 15, 2014 and December 15, 2014, respectively.